Loans and Related Allowance for Credit Losses, Nonaccrual Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 8,201	$ 7,730
Total Nonaccrual loans without related allowance for credit losses	2,619	1,947
Recognized interest income	$ 263	249
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, residential mortgage, delinquency before foreclosure commencement, period	120 days
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 5,266	4,618
Total Nonaccrual loans without related allowance for credit losses	731	60
Recognized interest income	78	54
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	1,312	763
Nonaccrual loans without related allowance for credit losses	138	2
Recognized interest income	19	29
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	3,879	3,771
Nonaccrual loans without related allowance for credit losses	575	41
Recognized interest income	59	25
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual lease financing	75	84
Nonaccrual lease financing without related allowance for credit losses	18	17
Recognized interest income	0	0
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	2,935	3,112
Nonaccrual loans without related allowance for credit losses	1,888	1,887
Recognized interest income	185	195
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	2,838	2,991
Nonaccrual loans without related allowance for credit losses	1,888	1,887
Recognized interest income	170	177
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	525	705
Total Consumer [Member] | Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	70	89
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	11	14
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	27	32
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	4	4
Total Consumer [Member] | Government guaranteed mortgage loans upon foreclosure receivable [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	$ 383	$ 540